SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
SHARE-BASED COMPENSATION
Summary of restricted share units activities

		Weighted-Average
		Grant-Date
	Number of RSUs	Fair Value
		US$
Outstanding as of December 31, 2019	1,918,446	10.96
Granted	2,735,700	2.04
Vested	(1,237,196)	7.82
Forfeited	(807,006)	7.07
Outstanding as of December 31, 2020	2,609,944	4.31